INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Biological assets (Details) - USD ($)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Biological assets
Beginning of the period	$ 146,842	$ 57,313
Initial recognition and changes in the fair value of biological assets at the point of harvest	410,913	490,006
Cost incurred during the period	583,358	501,468
Exchange differences		(22,043)
End of period	1,141,113	1,026,744
Soybean
Biological assets
Beginning of the period	0
Cost incurred during the period	374,456
End of period	374,456
Corn
Biological assets
Beginning of the period	0
Cost incurred during the period	177,601
End of period	177,601
Wheat
Biological assets
Beginning of the period	87,785	44,413
Initial recognition and changes in the fair value of biological assets at the point of harvest	276,511	365,833
Cost incurred during the period		378,631
Exchange differences		(16,699)
End of period	364,296	772,178
Sunflower
Biological assets
Beginning of the period	0
Cost incurred during the period	31,301
End of period	31,301
Barley
Biological assets
Beginning of the period	59,057	12,900
Initial recognition and changes in the fair value of biological assets at the point of harvest	134,402	124,173
Cost incurred during the period		122,837
Exchange differences		(5,344)
End of period	$ 193,459	$ 254,566